LEASES (Tables)	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Lease Cost
The following table provides the components of lease cost recognized in the consolidated statements of operations and comprehensive income (loss) for the periods presented (amounts in thousands):

	Twelve Months Ended September 30,
	2024	2023	2022
Operating lease cost	$1,784	$2,025	$1,881
Variable lease cost	633	319	385
Total lease cost(1)	$2,417	$2,344	$2,266
1)Short-term lease costs incurred by the Company for the twelve months ended September 30, 2024, 2023 and 2022 were immaterial.

Schedule of Supplemental Cash Flow Information
Supplemental cash flow information related to leases was as follows (amounts in thousands):

	Twelve Months Ended September 30,
	2024	2023	2023
Right of use assets acquired under new operating leases	$1,947	$—	$—
Cash paid for amounts included in the measurement of lease liabilities	1,960	2,368	2,135

Schedule of Assets And Liabilities, Lessee
Other information related to leases as of the balance sheet dates presented are as follows:

	Twelve Months Ended September 30,
	2024	2023
Weighted-average remaining lease term (years) - operating leases	5.3	4.3
Weighted-average discount rate - operating leases	3.6%	3.7%

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities as of September 30, 2024 were as follows (amounts in thousands):

Operating Leases
2025	$1,008
2026	1,191
2027	1,141
2028	840
2029	664
Thereafter	843
Total lease payments	5,687
Less: amount representing interest	(652)
Present value of future lease payments	$5,035